Condensed Consolidated Statements of Cash Flows (Q2) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Oct. 01, 2024	Dec. 31, 2023
Cash Flows Used in Operating Activities
Net loss	$ (141,275)	$ (70,093)	$ (11,314)	$ (394,949)	$ (18,840)	$ (28,198)	$ (30,984)
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Stock-based compensation		16,338		15,247	689	1,056	910
Interest income on debt securities - related party		(106)		(195)	0	(110)	0
Change in fair value of financial liabilities	(7,176)	20,946	0	(23,605)	478	478	(766)
Non-cash interest expense on notes payable		248		2,560	352	351	487
Equity method investment gain (loss)	1,924	902	(779)	8,680	(784)	(893)	632
Realized gain on conversion of available for sale investments	0		0	(1,507)	0
Loss on conversion of promissory notes	0		0	0	1,119
Loss on conversion of promissory notes		0				1,119	0
Deferred income taxes		(3,301)		(3,897)	0	432	0
Depreciation and amortization		5,455		11,182	69	146	8
Goodwill impairment	113,344	0	0	346,557	0	0
Payment of patent installment		0		(525)	0	(250)	0
Other costs				165	123
Changes in operating assets and liabilities:
Accounts receivable		(166)		(618)	0	(117)	0
Prepaid expenses and other current assets		(1,301)		(3,312)	(965)	(1,353)	(218)
Inventory		(2,354)		(1,442)	(662)	(2,824)	0
Accounts payable		(11,211)		315	3,181	6,013	9
Accrued employee benefits		1,656		1,330	2,803	3,838	3,181
Accrued expenses		(484)		42	357	674	1,230
Stock-based compensation liability		1,160		(686)	0	0	0
Income taxes payable				292	0
Other current liabilities		(77)		(78)	(72)	(146)	(155)
Contract liabilities				690	0
Net Cash Used in Operating Activities		(29,214)		(36,754)	(16,391)	(18,848)	(19,476)
Cash Flows Used in Investing Activities
Investment in available-for-sale debt securities - equity method investee		0		(2,708)	0	(7,400)	(2,600)
Loans to equity method investee		(4,240)		0	(5,035)	(135)	0
Acquisition of property, plant and equipment		(266)		(932)	(706)	(736)	(645)
Proceeds from sale of investments		0		0	1,364	2,314	708
Net Cash Provided by (Used in) Investing Activities		6,822		(3,640)	(4,377)	(5,957)	(4,667)
Cash Flows Provided by Financing Activities
Proceeds from issuance of equity, net of issuance costs		15,383		3,675	10,037	13,122	16,009
Proceeds from the issuance of equity to non-controlling interest, net of issuance costs		4,169		5,367	10,827	13,859	337
Proceeds from the issuance of related party convertible promissory notes and term convertible notes		0				0	2,000
Proceeds from issuance of debt securities, net of issuance costs				27,000	0
Payment of debts				(1,176)	(590)
Receipt of Capital from Class I Unitholder		0				0	130
Distributions to Stockholders		(663)				0	(241)
Distributions to stockholders and other				(76)	0
Net Cash Flows Provided by Financing Activities		33,466		41,240	20,274	38,441	19,174
Net Increase (Decrease) in Cash, Cash Equivalents and Restricted Cash		11,074		846	(494)	13,636	(4,969)
Cash, Cash Equivalents and Restricted Cash Beginning of period		45		11,119	2,575	2,575	7,544
Cash, Cash Equivalents and Restricted Cash End of period	11,965	11,119	2,081	11,965	2,081	45	2,575
Supplemental Cash Flow Information
Cash paid for interest		991		1,825	99	1,070	297
Supplemental Disclosure of Noncash Financing Information
Accretion of redeemable units to redemption value		0		0	4,777	11,950	5,366
Issuance of units to non-controlling interest in exchange of convertible promissory notes		0		0	7,324	7,324	0
Conversion of working capital loans to equity method investees into investments in debt securities - related party		0		4,375	0	2,600	0
Extinguishment of debt with Series C Preferred Stock				14,000	0
Contribution of Series C Preferred Stock to equity method investee				5,783	0
Conversion of AFX available-for-sale term loan into equity method investments				8,757	0
Issuance of common stock as repayment of convertible debt				2,533	0
Issuance of stock in exchange for services				4,095	0
Conversion of preferred stock into common stock				36,910	0
Transfer of Series C Preferred Stock from Mezzanine to Stockholders' equity				1,468	0
Embedded derivative in association with Convertible Debentures				1,774	0
Equity reallocation between non-controlling interest and additional paid-in capital				25,268	0
Related party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net gain on investments	0	0	(26)	0	160	468	(232)
Loss on extinguishment of debt	0		0	3,538	0
Cash Flows Provided by Financing Activities
Proceeds from the issuance of related party convertible promissory notes and term convertible notes				3,999	0
Proceeds from issuance of debt securities, net of issuance costs		0				12,000	1,004
Payment of debts		(4,628)				0	0
Nonrelated party
Adjustments to reconcile net loss to net cash and cash equivalents used in operating activities:
Net gain on investments	0	0	790	0	(4,399)	(11,547)	6,448
Loss on extinguishment of debt	$ 3,462		$ 0	3,462	0
Cash Flows Provided by Financing Activities
Proceeds from the issuance of related party convertible promissory notes and term convertible notes				$ 2,451	$ 0
Proceeds from issuance of debt securities, net of issuance costs		19,455				0	0
Payment of debts		$ (250)				$ (540)	$ (65)